Income Taxes - Significant Components of Company's Deferred Tax Assets and Liabilities (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Non-Current Deferred Tax Assets:
Reserves and accruals	$ 212,479	$ 287,850
Net Operating Loss Carryforwards	30,291,080	26,174,912
Research and development credits	1,580,253	1,381,296
Intangible Assets	(68,894)	(74,113)
Fixed Assets	2,978	9,080
Total Non-Current Deferred Tax Assets	32,017,896	27,779,025
Valuation Allowance	(32,039,596)	(27,779,025)
Net Deferred Tax Liability	$ (21,700)	$ 0